Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions	The following summarizes the Company's interest rate swap agreement as at December 31, 2020:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Liability $	Remaining Term (years)	Fixed Swap Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	886	4.0	0.76
(1)Excludes the margin the Company pays on its variable-rate long-term debt, which, as of December 31, 2020, ranged from 2.25% to 2.40%.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accounts Receivable $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2020
Interest rate swap agreement	—	—	—	(289)	(597)
	—	—	—	(289)	(597)

As at December 31, 2019
Interest rate swap agreements	577	82	230	—	—
Forward freight agreements	—	—	—	(86)	—
	577	82	230	(86)	—

Schedule of Other Derivatives not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized (losses) gains relating to the interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized (loss) gain on derivative instruments in the Company’s consolidated statements of income (loss) as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Realized gains (losses) relating to:
Interest rate swap agreements	481	2,791	2,316
Forward freight agreements	(1,242)	1,489	137
	(761)	4,280	2,453

Unrealized (losses) gains relating to:
Interest rate swap agreements	(1,545)	(5,218)	636
Forward freight agreements	86	(29)	(57)
	(1,459)	(5,247)	579
Total realized and unrealized (loss) gain on derivatives	(2,220)	(967)	3,032